Recapitalization (Tables)	3 Months Ended
Mar. 31, 2024
Recapitalization [Abstract]
Schedule of Reconciles the Elements of the Business Combination	The following table reconciles the elements of the Merger to the condensed consolidated and combined statements of cash flows and the condensed consolidated and combined statements of changes in stockholders’ equity (deficit) for the period ended March 31, 2024:
Cash received from NUBI Trust	25,160,047
Less: discount payment related to Non Redemption Agreement	(13,937,997)
Less: reimbursement for consideration shares related to the FPA	(2,193,800)
Less: reimbursement for Recycled Shares related to the FPA	(80,241)
Less: transaction expenses paid in connection with the Merger	(8,948,009)
Net cash received from NUBI Trust	—
Add: cash from NUBI operating account	17,555
Add: prepaid expenses	165,407
Less: derivative liabilities	(20,889,950)
Less: other liabilities	(4,086,172)
Reverse recapitalization, net	(24,793,160)

Schedule of Consummation of the Business Combination

The number of shares of common stock issued immediately following the consummation of the Merger were:

Nubia common stock, outstanding prior to the closing of the Merger	6,004,741
Shares issued to Nubia convertible noteholders	5,962,325
Predecessor HBC Shares	69,800,000
Common stock immediately after the closing of the Merger	81,767,066

Schedule of the Number of Predecessor HBC Shares	The number of Predecessor HBC shares was determined as follows:
	Predecessor HBC Shares	Shares issued to shareholders of Predecessor HBC
Common stock	1,000	69,800,000